Investments - Investment Securities, Aggregated by Investment Type and Length of Time (Details) $ in Millions	Jun. 28, 2020 USD ($) security	Jun. 30, 2019 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in an unrealized loss position for less than 12 months	$ 65.8	$ 55.8
Fair value of securities in an unrealized loss position for greater than 12 months	0.0	48.4
Fair value of securities in an unrealized loss position	65.8	104.2
Accumulated unrealized loss of securities in an unrealized loss position for less than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position for greater than 12 months	0.0	(0.1)
Accumulated unrealized loss of securities in an unrealized loss position	$ 0.0	$ (0.1)
Number of securities in an unrealized loss position for less than 12 months | security	46	46
Number of securities in an unrealized loss position for greater than 12 months | security	0	47
Number of securities in an unrealized loss position | security	46	93
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in an unrealized loss position for less than 12 months	$ 14.3	$ 4.3
Fair value of securities in an unrealized loss position for greater than 12 months	0.0	29.8
Fair value of securities in an unrealized loss position	14.3	34.1
Accumulated unrealized loss of securities in an unrealized loss position for less than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position for greater than 12 months	0.0	(0.1)
Accumulated unrealized loss of securities in an unrealized loss position	0.0	(0.1)
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in an unrealized loss position for less than 12 months	29.1	41.8
Fair value of securities in an unrealized loss position for greater than 12 months	0.0	14.7
Fair value of securities in an unrealized loss position	29.1	56.5
Accumulated unrealized loss of securities in an unrealized loss position for less than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position for greater than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position	0.0	0.0
U.S. agency securities
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in an unrealized loss position for less than 12 months	8.6	7.7
Fair value of securities in an unrealized loss position for greater than 12 months	0.0	0.0
Fair value of securities in an unrealized loss position	8.6	7.7
Accumulated unrealized loss of securities in an unrealized loss position for less than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position for greater than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position	0.0	0.0
U.S. treasury securities
Debt Securities, Available-for-sale [Line Items]
Fair value of securities in an unrealized loss position for less than 12 months	13.8	2.0
Fair value of securities in an unrealized loss position for greater than 12 months	0.0	3.9
Fair value of securities in an unrealized loss position	13.8	5.9
Accumulated unrealized loss of securities in an unrealized loss position for less than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position for greater than 12 months	0.0	0.0
Accumulated unrealized loss of securities in an unrealized loss position	$ 0.0	$ 0.0